Leases (Notes)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases	LEASES
The Company has leases for corporate offices, manufacturing facilities, research and development facilities, and certain transportation and office equipment, all of which are operating leases. The Company's leases have remaining lease terms of up to 40 years, some of which include options to extend the leases for up to 5 years.
The components of lease expense were as follows:

(DOLLARS IN THOUSANDS)	December 31, 2019
Operating lease cost	$52,213
Financing lease cost	2,235
The total rental expense, as calculated prior to the adoption of ASU 2016-02, was as follows:

	December 31,
(DOLLARS IN THOUSANDS)	2018	2017
Rental Expense	$42,365	$37,785
Supplemental cash flow information related to leases was as follows:

(DOLLARS IN THOUSANDS)	December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow from operating activities	$51,444
Operating cash flow from finance leases	64
Financing cash flow from finance leases	2,204
Right-of-use assets obtained in exchange for lease obligations
Operating leases	29,823
Finance leases	2,833

Supplemental balance sheet information related to leases was as follows:

(DOLLARS IN THOUSANDS)	December 31, 2019
Operating Leases
Operating lease right-of-use assets(1)	$287,870

Other current liabilities(2)	37,744
Operating lease liabilities(3)	253,367
Total operating lease liabilities	291,111
Financing Leases
Financing lease right-of-use assets(1)	4,792

Other current liabilities(2)	1,931
Financing lease liabilities(3)	2,525
Total financing lease liabilities	4,456

_______________________

(1)	Presented in Other assets in the Consolidated Balance Sheet.

(2)	Presented in Other current liabilities in the Consolidated Balance Sheet.

(3)	Presented in Other liabilities in the Consolidated Balance Sheet.
Weighted average remaining lease term and discount rate were as follows:

December 31, 2019
Weighted average remaining lease term in years
Operating leases	11.3
Finance leases	3.3
Weighted average discount rate
Operating leases	3.89%
Finance leases	1.69%

Maturities of lease liabilities were as follows:

(DOLLARS IN THOUSANDS)	December 31, 2019
Operating Leases
Less than 1 Year	$49,199
1-3 Years	81,829
3-5 Years	60,489
After 5 years	178,231
Less: Imputed Interest	(78,637)
Total	$291,111
Financing Leases
Less than 1 Year	$2,036
1-3 Years	2,073
3-5 Years	486
After 5 years	26
Less: Imputed Interest	(165)
Total	$4,456

Minimum rental payments under non-cancellable operating leases, as calculated prior to the adoption of ASU 2016-02, were as follows:

(DOLLARS IN THOUSANDS)	December 31, 2018
2019	$49,350
2020	42,156
2021	36,445
2022	32,174
2023	28,499
Thereafter	201,078
Total	$389,700

Right of use assets by region were as follows:

(DOLLARS IN THOUSANDS)	December 31, 2019
Operating Leases
North America	$143,556
Europe, Africa and Middle East	110,552
Greater Asia	20,492
Latin America	13,270
Consolidated	$287,870
Financing Leases
North America	$246
Europe, Africa and Middle East	3,221
Greater Asia	516
Latin America	809
Consolidated	$4,792